SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Jul. 26, 2012	Jul. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 27, 2011
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized			5,000,000
Preferred stock, par value			$ 1
Common stock, par value (in dollars per share)			$ 1	$ 1
Common stock, authorized shares			400,000,000	400,000,000
Number of shares authorized for issuance under stock plan			18,000,000
Common shares released from Employees Stock Benefits Trust for employee benefit obligations		1,000,000			4,300,000
Fair value of ESBT shares released for employee benefit obligations		$ 31.4			$ 163.0
Repurchase of common stock			7,900,000	300,000
Repurchase of common stock, value			235.2	13.5	108.7
Share repurchase authorized amount	400
Share repurchase remained authorized amount			$ 338
Additional shares authorized for repurchase						5,000,000